Derivative Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net positive exposure related to corporate derivatives	$ 79,000,000	$ 113,000,000
Euro and British Pound Sterling denominated bonds outstanding in securitization trusts	13,000,000,000
Interest rate swaps entered into by the trusts to swap Prime to LIBOR	14,200,000,000
Net positive exposure on foreign currency swaps	889,000,000
Amount guaranteed by French government on French net positive exposure on foreign currency swaps	555,000,000
Notional amount of cross-currency interest rate swaps causing exposure	6,400,000,000
Decrease in derivative asset value as a result of derivatives with French institutions	94,000,000
Basis swap terms	14 years indexed to 91-day Treasury bill, LIBOR, Prime, Consumer Price Index or 10-year constant maturity Treasury rates
Maximum term of basis swap (in years)	14 years
Term of treasury bill one in days	91 days
Net adjustments decreased the overall net asset position due to fair value adjustment	111,000,000	190,000,000
Fair values reflect adjustments for illiquid derivatives decreased the overall net asset position	107,000,000	111,000,000
Derivative liability position including accrued interest, net of premium receivable with counterparty	1,000,000,000
Liability position with derivative counterparties	272,000,000
Collateral posted to counterparties	273,000,000
France [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net positive exposure on foreign currency swaps	764,000,000
Notional amount of cross-currency interest rate swaps causing exposure	$ 3,600,000,000